UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 31.3%
Aerospace & Defense - 0.1%
Hexcel Corporation *	1,362	$26,287

Agricultural Products - 1.4%
Bunge, Ltd. (1)	6,128	659,924
Fresh Del Monte Produce, Inc. *	264	6,223

		666,147

Airlines - 0.3%
Southwest Airlines Company	10,785	140,636

Aluminum - 0.2%
Alcoa, Inc.	2,530	90,119

Apparel Retail - 0.8%
Ross Stores, Inc.	7,018	249,279
Urban Outfitters, Inc. *	3,793	118,304

		367,583

Apparel, Accessories & Luxury Goods - 0.6%
Polo Ralph Lauren Corporation	4,653	292,115

Application Software - 0.8%
Salesforce.com, Inc. *	3,911	266,847
SAP AG ADR	1,099	57,269
Synopsys, Inc. *	2,501	59,799

		383,915

Biotechnology - 0.5%
BioMarin Pharmaceutical, Inc. *	1,610	46,658
Gilead Sciences, Inc. *	3,025	160,174

		206,832

Building Products - 0.3%

Owens Corning, Inc. *	7,045	160,274

Commodity Chemicals - 0.0%
Braskem S.A. ADR	989	15,696

Communications Equipment - 0.2%
Qualcomm, Inc.	2,168	96,194

Computer Storage & Peripherals - 0.4%
Western Digital Corporation *	5,906	203,934

Construction & Engineering - 2.2%
Empresas ICA SAB de CV ADR *	491	12,196
Foster Wheeler, Ltd. *	4,857	355,289
Jacobs Engineering Group, Inc. *	2,168	174,958
KBR, Inc.	5,210	181,881
Quanta Services, Inc. *	4,447	147,952
Shaw Group, Inc. *	2,683	165,783

		1,038,059

Construction & Farm Machinery & Heavy Trucks - 0.5%
Joy Global, Inc.	2,709	205,423
Kubota Corporation ADR	1,006	36,005

		241,428

Construction Materials - 0.4%
Texas Industries, Inc.	2,988	167,717

Consumer Electronics - 0.3%
Matsushita Electric Industrial Company, Ltd. ADR	4,025	86,215
Sony Corporation ADR	1,316	57,562

		143,777

Diversified Banks - 1.4%
Banco Santander Chile S.A. ADR	631	27,139
Mizuho Financial Group, Inc. ADR	5,378	49,854
New York Community Bancorp, Inc.*	5,334	95,159
U.S. Bancorp (1)	16,878	470,727

		642,879

Diversified Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	2,172	254,537
Southern Copper Corporation	442	47,130
Teck Cominco, Ltd. (CI.B)	7,667	367,633

		669,300

Electric Utilities - 0.3%
Exelon Corporation	1,571	141,327

Electrical Components & Equipment - 0.8%
Emerson Electric Company	1,542	76,252
Powell Industries, Inc. *	1,029	51,872
Roper Industries, Inc.	2,872	189,207
Solarfun Power Holdings Company, Ltd. ADR *	3,097	54,198

		371,529

Electronic Equipment Manufacturers - 0.4%
Itron, Inc. *	1,767	173,785

Exchange Traded Funds - 4.9%
Claymore	12,571	241,237
iShares MSCI Hong Kong Index Fund	1,935	32,760
iShares Silver Trust * (1)	3,794	654,579
Market Vectors Agribusiness ETF *	7,183	442,688
Market Vectors Steel Index Fund	2,671	282,805
Powershares QQQ	8,316	375,634
SPDR Gold Trust *	2,710	247,694

		2,277,397

Heavy Electrical Equipment - 0.2%
ABB, Ltd. ADR *	3,870	109,598

Home Entertainment Software - 0.1%
Shanda Interactive Entertainment, Ltd. ADR *	999	27,123

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Hypermarkets & Super Centers - 0.5%
BJ’s Wholesale Club, Inc. *	5,710	$220,977

Independent Power Producers & Energy Traders - 1.0%
Dynegy, Inc. *	18,354	156,927
Mirant Corporation *	2,168	84,877
NRG Energy, Inc. *	988	42,385
Ormat Technologies, Inc.	3,579	176,015

		460,204

Industrial Conglomerates - 0.3%
Otter Tail Corporation	4,022	156,174

Industrial Machinery - 1.7%
Dover Corporation	5,176	250,363
Eaton Corporation	1,542	131,024
Flowserve Corporation	1,029	140,664
Harsco Corporation	2,090	113,717
Timken Company	4,335	142,795

		778,563

Integrated Oil & Gas - 2.9%
Hess Corporation	3,231	407,720
Petroleo Brasileiro S.A. ADR (1)	11,608	822,195
Suncor Energy, Inc.	1,626	94,503

		1,324,418

Integrated Telecommunication Services - 0.1%
Telefonos de Mexico SAB de CV ADR	1,412	33,436

Internet Software & Services - 0.5%
GigaMedia, Ltd. *	1,627	19,410
j2 Global Communications, Inc. *	1,542	35,466
Open Text Corporation *	3,451	110,777
Sina Corporation *	1,489	63,357

		229,010

IT Consulting & Other Services - 0.0%
Wipro, Ltd. ADR	1,607	19,573

Metal & Glass Containers - 0.4%
Crown Holdings, Inc. *	6,503	169,013

Oil & Gas Drilling - 0.6%
Rowan Companies, Inc.	5,419	253,338

Oil & Gas Equipment & Services - 1.2%
Cameron International Corporation *	1,626	89,999
Schlumberger, Ltd. (1)	4,335	465,709

		555,708

Oil & Gas Exploration & Production - 0.9%
Carrizo Oil & Gas, Inc. *	5,409	368,299
Nexen, Inc.	1,350	53,662

		421,961

Packaged Foods & Meats - 0.2%
HQ Sustainable Maritime Industries, Inc. *	604	8,003
Tyson Foods, Inc.	4,329	64,675

		72,678

Paper Products - 0.1%
Votorantim Celulose e Papel S.A. ADR	1,260	33,655

Property & Casualty Insurance - 0.1%
Progressive Corporation	3,252	60,878

Semiconductors -0.5%
Advanced Semiconductor Engineering, Inc. ADR	598	2,661
Himax Technologies, Inc. ADR	1,350	6,912
Taiwan Semiconductor Manufacturing Company, Ltd. ADR	21,201	231,303

		240,876

Specialized REIT’s - 0.3%
Plum Creek Timber Company, Inc.	3,251	138,850

Steel - 0.9%
Commercial Metals Company	2,059	77,624
Steel Dynamics, Inc.	8,625	336,979

		414,603

Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	5,702	189,763
Knight Transportation, Inc. *	3,170	58,011

		247,774

Wireless Telecommunication Services - 0.1%
Millicom International Cellular S.A.	232	24,012

TOTAL COMMON STOCK (Cost $15,100,857)		$14,509,352

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 46.8%
Federal Home Loan Bank
1.98% - 2008 (1)	$750,000	749,732
2.13% - 2008 (1)	750,000	749,423
2.18% - 2008 (1)	550,000	548,228
2.19% - 2008 (1)	275,000	274,148
2.21% - 2008 (1)	1,250,000	1,244,638
2.30% - 2008 (1)	400,000	397,972
2.35% - 2008 (1)	1,150,000	1,144,543
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
June 30, 2008 (Unaudited) — continued

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGEN CY BONDS & NOTES (continued)
Federal Home Loan Mortgage Corporation
2.01% - 2008 (1)	$225,000	$224,526
2.11% - 2008 (1)	600,000	598,476
2.11% - 2008 (1)	50,000	49,851
2.23% - 2008 (1)	250,000	249,086
2.34% - 2008 (1)	700,000	696,542
Federal National Mortgage Association
1.897% - 2008 (1)	1,450,000	1,450,000
2.00% - 2008 (1)	850,000	848,368
2.00% - 2008 (2)	1,200,000	1,197,922
2.02% - 2008 (1)	400,000	399,809
2.04% - 2008 (2)	1,150,000	1,147,435
2.04% - 2008 (1)	500,000	499,552
2.05% - 2008 (1)	700,000	699,482
2.08% - 2008 (1)	500,000	499,403
2.08% - 2008 (1)	500,000	499,283
2.15% - 2008 (1)	500,000	498,607
2.17% - 2008 (1)	200,000	198,986
2.17% - 2008 (1)	1,500,000	1,496,835
2.25% - 2008 (1)	1,500,000	1,495,355
2.25% - 2008 (1)	1,500,000	1,494,518
2.30% - 2008 (1)	1,000,000	995,905
2.30% - 2008 (1)	1,200,000	1,194,852
2.34% - 2008 (1)	200,000	199,077

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$21,742,554
(Cost $21,743,876)

Total Investments (Security Equity Fund - Alpha Opportunity Series)		$36,251,906
(Cost $36,844,733) - 78.1%
Other Assets in Excess of Liabilities - 21.9%		10,161,054

TOTAL NET ASSETS - 100.0%		$46,412,960

Schedule of Securities Sold Short
June 30, 2008
Security Equity Fund - Alpha Opportunity Series

	Shares	Value
COMMON STOCK - (3.4)%
Apparel Retail - (0.1)%
AnnTaylor Stores Corporation *	(427)	$(10,231)
Bebe Stores, Inc.	(1,743)	(16,750)

		(26,981)

Biotechnology - (0.3)%
Amgen, Inc. *	(3,419)	(161,240)

Consumer Electronics - (0.1)%
Garmin, Ltd.	(736)	(31,530)

Data Processing & Outsourced Services - 0.0%
Automatic Data Processing, Inc.	(427)	(17,891)

Department Stores - (0.1)%
Kohl’s Corporation *	(855)	(34,234)

Distillers & Vintners - (0.1)%
Constellation Brands, Inc. *	(1,705)	(33,861)

Education Services - 0.0%
Apollo Group, Inc. *	(427)	(18,899)

Electric Utilities - (0.2)%
Progress Energy, Inc.	(2,178)	(91,106)

Electronic Manufacturing Services - (0.2)%
Benchmark Electronics, Inc. *	(611)	(9,984)
Jabil Circuit, Inc.	(5,264)	(86,382)

		(96,366)

Exchange Traded Funds - (1.0)%
iShares Lehman 20+ Year Treasury	(4,275)	(394,754)
iShares Lehman 7-10 Year	(427)	(37,576)
Vanguard Total Bond Market ETF	(405)	(30,869)

		(463,199)

Footwear - (0.1)%
K-Swiss, Inc.	(2,071)	(30,444)

Health Care Equipment - (0.1)%
Stryker Corporation	(436)	(27,416)

Integrated Oil & Gas - (0.3)%
Exxon Mobil Corporation	(1,710)	(150,702)

Marine Ports & Services - (0.2)%
DryShips, Inc.	(855)	(68,554)

Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	(427)	(15,483)

Multi-Utilities - (0.1)%
DTE Energy Company	(1,282)	(54,408)

Real Estate Management & Development - 0.0%
Consolidated-Tomoka Land	(118)	(4,963)

Restaurants - (0.1)%
Starbucks Corporation *	(4,153)	(65,368)

Retail REIT’s - (0.2)%
General Growth Properties, Inc.	(2,152)	(75,385)

Semiconductors - 0.0%
Cree, Inc. *	(427)	(9,740)

Specialized Consumer Services - (0.1)%
Sotheby’s	(855)	(22,546)

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Specialty Chemicals - 0.0%
Ecolab, Inc.	(427)	$(18,357)

Technology Distributors - (0.1)%
Arrow Electronics, Inc. *	(427)	(13,118)
Avnet, Inc. *	(855)	(23.324)

		(36,442)

TOTAL COMMON STOCK		$(1,555,115)
(Proceeds $1,552,851)

Total Securities Sold Short (Security Equity Fund -
(Proceeds $1,552,851)		$(1,555,115)

Footnotes
Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $36,940,271.

* - Non-income producing security

1 - Security is segregated as collateral for open futures Contracts

2 - Security is segregated as collateral for short positions.

Glossary:

ADR - American Depositary Receipt
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Equity Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 98.0%
Advertising - 1.1%
Omnicom Group, Inc.	61,110	$2,742,617

Aerospace & Defense - 3.7%
Honeywell International, Inc.	104,080	5,233,142
United Technologies Corporation	68,900	4,251,130

		9,484,272

Air Freight & Logistics - 1.5%
FedEx Corporation	49,200	3,876,468

Asset Management & Custody Banks - 1.5%
Bank of New York Mellon Corporation	102,935	3,894,031

Biotechnology - 4.5%
Celgene Corporation *	97,875	6,251,276
Gilead Sciences, Inc. *	104,295	5,522,420

		11,773,696

Broadcasting & Cable TV - 0.3%
CBS Corporation	47,000	915,560

Building Products - 1.7%
USG Corporation *	151,800	4,488,726

Communications Equipment - 3.5%
Cisco Systems, Inc. *	170,095	3,956,410
Corning, Inc.	220,765	5,088,633

		9,045,043

Computer Hardware - 4.7%
Apple, Inc. *	33,530	5,614,263
Hewlett-Packard Company	147,035	6,500,418

		12,114,681

Construction & Farm Machinery & Heavy Trucks - 2.1%
Deere & Company	73,990	5,336,899

Construction Materials - 0.5%
Vulcan Materials Company	19,800	1,183,644

Consumer Finance - 1.6%
Capital One Financial Corporation	85,100	3,234,651
First Marblehead Corporation	334,900	860,693

		4,095,344

Data Processing & Outsourced Services - 1.5%
Western Union Company	154,400	3,816,768

Department Stores - 0.7%
JC Penney Company, Inc.	50,900	1,847,161

Diversified Banks - 2.0%
Wells Fargo & Company	216,510	5,142,113

Diversified Chemicals - 0.7%
Dow Chemical Company	49,600	1,731,536

Diversified Commercial & Professional Services - 0.5%
Equifax, Inc.	39,000	1,311,180

Drug Retail - 3.3%
CVS Caremark Corporation	216,885	8,582,139

Electric Utilities - 1.0%
Edison International	49,800	2,558,724

Electrical Components & Equipment - 2.0%
Emerson Electric Company	102,730	5,079,998

Electronic Manufacturing Services - 0.4%
Tyco Electronics, Ltd.	32,800	1,174,896

Exchange Traded Funds - 1.7%
iShares Russell 1000 Value Index Fund	31,700	2,188,885
iShares S&P 500 Value Index Fund	33,800	2,142,920

		4,331,805

Fertilizers & Agricultural Chemicals - 3.0%
Monsanto Company	25,855	3,269,106
Mosaic Company	30,305	4,385,134

		7,654,240

Footwear - 1.5%
Nike, Inc. (CI.B)	65,135	3,882,697

Health Care Equipment - 1.4%
Covidien, Ltd.	33,800	1,618,682
Hospira, Inc. *	52,700	2,113,797

		3,732,479

Health Care Services - 0.8%
Medco Health Solutions, Inc. *	44,800	2,114,560

Home Improvement Retail - 1.6%
Home Depot, Inc.	48,000	1,124,160
Lowe’s Companies, Inc.	145,900	3,027,425

		4,151,585

Hypermarkets & Super Centers - 3.4%
Costco Wholesale Corporation	42,500	2,980,950
Wal-Mart Stores, Inc.	102,200	5,743,640

		8,724,590

Industrial Conglomerates - 4.2%
General Electric Company	134,800	3,597,812
McDermott International, Inc. *	32,400	2,005,236
Textron, Inc.	83,355	3,995,205
Tyco International, Ltd.	29,100	1,165,164

		10,763,417

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Equity Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Industrial Gases - 1.7%
Air Products & Chemicals, Inc.	44,390	$4,388,395

Integrated Oil & Gas - 4.0%
Chevron Corporation	29,900	2,963,987
ConocoPhillips	14,400	1,359,216
Exxon Mobil Corporation	45,700	4,027,541
Sasol, Ltd. ADR	35,900	2,115,946

		10,466,690

Integrated Telecommunication Services - 0.9%
Windstream Corporation	192,200	2,371,748

Internet Software & Services - 1.7%
Google, Inc. *	8,440	4,442,985

Life Sciences Tools & Services - 2.2%
Thermo Fisher Scientific, Inc. *	100,140	5,580,802

Movies & Entertainment - 2.6%
Time Warner, Inc.	185,100	2,739,480
Walt Disney Company	132,530	4,134,936

		6,874,416

Multi-Line Insurance - 1.4%
American International Group, Inc.	141,900	3,754,674

Oil & Gas Drilling - 3.7%
Nabors Industries, Ltd. *	91,385	4,498,884
Transocean, Inc.	33,500	5,105,065

		9,603,949

Oil & Gas Equipment & Services - 1.4%
Halliburton Company	66,200	3,513,234

Oil & Gas Storage & Transportation - 1.5%
Williams Companies, Inc.	93,900	3,785,109

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Company	116,500	3,997,115

Pharmaceuticals - 1.2%
Schering-Plough Corporation	160,500	3,160,245

Property & Casualty Insurance - 2.3%
Berkshire Hathaway, Inc. *	49	5,916,750

Railroads - 4.2%
Burlington Northern Santa Fe Corporation	56,630	5,656,771
Union Pacific Corporation	70,400	5,315,200

		10,971,971

Restaurants - 1.7%
McDonald’s Corporation	76,280	4,288,462

Semiconductor Equipment - 1.5%
MEMC Electronic Materials, Inc. *	65,280	4,017,331

Semiconductors - 1.5%
Microchip Technology, Inc.	127,105	3,881,787

Soft Drinks - 1.6%
PepsiCo, Inc.	65,160	4,143,524

Specialty Chemicals - 0.8%
Rohm & Haas Company	43,600	2,024,784

Systems Software - 2.1%
Oracle Corporation *	258,230	5,422,830

Thrifts & Mortgage Finance - 0.8%
Federal Home Loan Mortgage Corporation	84,500	1,385,800
Federal National Mortgage Association	39,200	764,792

		2,150,592

Tobacco - 1.3%
Altria Group, Inc.	47,700	980,712
Philip Morris International, Inc.	47,700	2,355,903

		3,336,615

TOTAL COMMON STOCK (Cost $263,121,002)		$253,644,877

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.5%
Federal Home Loan Bank 1.92% - 2008	$1,300,000	1,299,931

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (Cost $1,299,931)		$1,299,931

REPURCHASE AGREEMENT - 1.5%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/1/08; repurchase amount $3,889,230 (Collateralized by FNMA, 5.50%, 8/22/12 with a value of $3,966,806)	$3,889,000	$3,889,000

TOTAL REPURCHASE AGREEMENT (Cost $3,889,000)		$3,889,000

Total Investments (Security Equity Fund - Equity Series) (Cost $268,309,933) - 100.0%		$258,833,808
Other Assets in Excess of Liabilities - 0.0%		112,049

TOTAL NET ASSETS - 100.0%		$258,945,857

Footnotes
Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Equity Series
June 30, 2008 (Unaudited) — continued
For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $268,309,933.

* - Non-income producing security

Glossary:

ADR - American Depositary Receipt
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Global Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 101.0%
Austria - 0.5%
OMV AG (1)	9,778	$764,067

Bermuda - 2.5%
Endurance Specialty Holdings, Ltd.	30,661	944,052
Platinum Underwriters Holdings, Ltd.	36,099	1,177,189
Tyco Electronics, Ltd.	44,372	1,589,405

		3,710,646

Brazil - 2.1%
Bovespa Holding S.A.	248,800	3,075,056

Canada - 0.4%
Research In Motion, Ltd. *	5,594	653,939

Cayman Islands - 3.1%
Herbalife, Ltd.	25,417	984,909
Shanda Interactive Entertainment, Ltd. ADR*	57,620	1,564,383
Suntech Power Holdings Company, Ltd. ADR *	56,690	2,123,607

		4,672,899

China - 0.4%
Jiangxi Copper Company, Ltd. (1)	340,200	670,136

France - 1.7%
UBISOFT Entertainment * (1)	29,306	2,563,235

Germany - 1.3%
Fresenius Medical Care AG & Company KGaA (1)	24,119	1,329,077
MAN AG (1)	5,284	585,998
SAPAG	630	32,978

		1,948,053

Hong Kong - 4.4%
LinkREIT(1)(2)	2,865,200	6,528,499

Ireland - 2.8%
Anglo Irish Bank Corporation plc (1)	439,404	4,154,068

Italy - 3.5%
Unione di Banche Italiane SCPA (1)	225,665	5,273,567

Japan - 10.0%
Astellas Pharma, Inc. (1)	28,280	1,202,612
Chiba Bank, Ltd. (1)	177,600	1,247,062
JGC Corporation (1)	205,290	4,042,502
Nintendo Company, Ltd. (1)	10,338	5,862,406
Nippon Express Company, Ltd. (1)	253,760	1,218,710
NTT DoCoMo, Inc. (1)	847	1,242,329
Shima Seiki Manufacturing, Ltd. (1)	4,992	136,280

		14,951,901

Luxembourg - 0.4%
ArcelorMittal (1)	5,260	521,108

Norway - 0.6%
Yara International ASA (1)	9,866	871,288

Singapore - 6.2%
Singapore Airlines, Ltd. (1)	223,560	2,419,556
Singapore Press Holdings, Ltd. (1)	2,205,948	6,897,101

		9,316,657

South Africa - 1.7%
Aveng, Ltd. (1)	340,767	2,515,526

Sweden - 0.3%
Scania AB (1)	37,455	509,944

Switzerland - 1.2%
Actelion, Ltd. * (1)	18,739	999,457
Lonza Group AG (1)	6,214	858,637

		1,858,094

United Kingdom - 5.3%
AstraZeneca plc (1)	22,399	952,367
Cadbury plc(1)	129,741	1,627,401
Imperial Tobacco Group plc (1)	89,810	3,334,530
Old Mutual plc (1)	340,849	626,381
RioTinto plc ADR	1,526	755,370
Vedanta Resources plc (1)	16,740	722,268

		8,018,317

United States - 52.6%
Altria Group, Inc.	132,891	2,732,239
Amgen, Inc. *	18,941	893,258
Anadarko Petroleum Corporation	46,848	3,506,104
AO Smith Corporation	28,974	951,216
AT&T, Inc.	115,667	3,896,821
Baxter International, Inc.	21,453	1,371,705
Biogen Idec, Inc. *	20,672	1,155,358
Brocade Communications Systems, Inc. *	101,686	837,893
CA, Inc.	229,591	5,301,256
CF Industries Holdings, Inc.	5,747	878,142
Charles River Laboratories International, Inc. *	20,694	1,322,760
ConocoPhillips	14,948	1,410,942
Consolidated Edison, Inc.	32,010	1,251,271
Constellation Energy Group, Inc.	48,256	3,961,818
Gap, Inc.	61,435	1,024,121
General Electric Company	42,270	1,128,186
Genworth Financial, Inc.	60,100	1,070,381
Gymboree Corporation *	30,555	1,224,339
IMS Health, Inc.	37,510	873,983
Invitrogen Corporation *	29,040	1,140,110
Johnson & Johnson	87,176	5,608,904
Joy Global, Inc.	48,062	3,644,541
Lockheed Martin Corporation	54,384	5,365,525
Marvel Entertainment, Inc. *	83	2,668
National City Corporation	1,044,931	4,984,321
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Global Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
United States (continued)
NetFlix, Inc. *	25,712	$670,312
Northrop Grumman Corporation	10,859	726,467
Owens & Minor, Inc.	17,750	810,998
Philip Morris International, Inc.	147,013	7,260,972
Pinnacle West Capital Corporation	39,710	1,221,877
RadioShack Corporation	73,290	899,268
Reinsurance Group of America, Inc.	23,312	1,014,538
Safeway, Inc.	40,740	1,163,127
Symantec Corporation *	60,917	1,178,744
TJX Companies, Inc.	39,357	1,238,565
Trinity Industries, Inc.	111,323	3,861,795
Wal-Mart Stores, Inc.	21,953	1,233,759
Watson Wyatt Worldwide, Inc.	22,325	1,180,769
Weight Watchers International, Inc.	26,874	956,983

		78,956,036

TOTAL COMMON STOCK (Cost $157, 797,715)		$151,533,036

Total Investments (Security Equity Fund - Global Series) (Cost $157,797,715) - 101.0%		$151,533,036
Liabilities in Excess of Other Assets — (1.0)%		(1.504.318)

TOTAL NET ASSETS - 100.0%		$150,028,718

INVESTMENT CONCENTRATION
At June 30, 2008, the investment diversification of the fund was as follows:

	% of
Industry	Net Assets	Value
Tobacco	8.8%	$13,327,741
Home Entertainment Software	6.6	9,990,024
Diversified Banks	6.3	9,427,635
Construction & Farm Machinery & Heavy Trucks	5.3	8,016,281
Pharmaceuticals	5.1	7,763,883
Publishing	4.6	6,897,101
Construction & Engineering	4.4	6,558,028
Retail REIT’s	4.4	6,528,499
Systems Software	4.3	6,480,000
Regional Banks	4.2	6,231,383
Aerospace & Defense	4.1	6,091,993
Independent Power Producers & Energy Traders	2.7	3,961,817
Integrated Telecommunication Services	2.6	3,896,821
Oil & Gas Exploration & Production	2.3	3,506,104
Apparel Retail	2.3	3,487,025
Life Sciences Tools & Services	2.3	3,321,507
Reinsurance	2.1	3,135,779
Specialized Finance	2.1	3,075,056
Electrical Components & Equipment	2.0	3,074,823
Biotechnology	2.0	3,048,073
Airlines	1.6	2,419,557
Integrated Oil & Gas	1.5	2,175,009
Diversified Metals & Mining	1.4	2,147,774
Fertilizers & Agricultural Chemicals	1.2	1,749,429
Packaged Foods & Meats	1.1	1,627,401
Electronic Manufacturing Services	1.1	1,589,405
Communications Equipment	1.0	1,491,831
Health Care Equipment	0.9	1,371,705
Health Care Services	0.9	1,329,077
Multi-Utilities	0.8	1,251,271
Wireless Telecommunication Services	0.8	1,242,329
Hypermarkets & Super Centers	0.8	1,233,759
Electric Utilities	0.8	1,221,877
Trucking	0.8	1,218,710
Human Resource & Employment Services	0.8	1,180,769
Food Retail	0.8	1,163,127
Industrial Conglomerates	0.7	1,128,186
Multi-Line Insurance	0.7	1,070,381
Personal Products	0.7	984,909
Specialized Consumer Services	0.6	956,983
Computer & Electronics Retail	0.6	899,268
Health Care Technology	0.6	873,983
Health Care Distributors	0.5	810,998
Industrial Machinery	0.5	722,278
Internet Retail	0.5	670,312
Life & Health Insurance	0.4	626,381
Steel	0.4	521,108
Application Software	0.0	32,978
Movies & Entertainment	0.0	2,668

Total Investments	101.0	151,533,036
Other Assets and Liabilities, Net	-1.0	(1,504,318)

Net Assets	100%	$150,028,718

Footnotes
Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $157,967,556.

* -	Non-income producing security

1 -	Security was subject to the fair value trigger at June 30, 2008. The total market value of fair valued securities amounts to $59,676,113, (cost $62,233,365) or 39.8% of total net assets.

2 -	Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR	- American Depositary Receipt

pic	- Public Limited Company

REIT	- Real Estate Investment Trust
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 98.2%
Aerospace & Defense - 0.5%
Argon ST, Inc. *	153,800	$3,814,240

Apparel Retail - 3.1%
Brown Shoe Company, Inc.	542,900	7,356,295
Collective Brands, Inc. *	365,970	4,256,231
Talbots, Inc.	1,029,000	11,926,110

		23,538,636

Apparel, Accessories & Luxury Goods - 2.3%
Fossil, Inc. *	125,300	3,642,471
Maidenform Brands, Inc. *	635,900	8,584,650
Oxford Industries, Inc.	277,600	5,316,040

		17,543,161

Application Software - 1.4%
EPIQ Systems, Inc. *	579,250	8,225,350
PLATO Learning, Inc. * (1)	845,700	2,241,105

		10,466,455

Auto Parts & Equipment - 0.1%
HydroGen Corporation * (1)(2)	1,260,000	441,000

Biotechnology - 0.2%
Combinatorx, Inc. *	356,230	1,264,617

Building Products - 0.6%
Trex Company, Inc. *	357,200	4,189,956

Coal & Consumable Fuels - 3.0%
Consol Energy, Inc. (3)	50,000	5,618,500
Evergreen Energy, Inc. *	3,660,000	6,368,400
USEC, Inc. *	1,667,100	10,135,968

		22,122,868

Communications Equipment - 1.1%
EF Johnson Technologies, Inc. *	870,000	1,522,500
Symmetricom, Inc. *	1,722,070	6,612,749

		8,135,249

Computer Storage & Peripherals - 0.4%
STEC, Inc. *	307,300	3,155,971

Construction & Engineering - 3.5%
Insituform Technologies, Inc. *	486,700	7,412,441
Quanta Services, Inc. *	427,100	14,209,617
URS Corporation *	102,000	4,280,940

		25,902,998

Consumer Finance- 0.8%
First Marblehead Corporation	2,401,800	6,172,626

Data Processing & Outsourced Services - 7.4%
Affiliated Computer Services, Inc. *	495,000	26,477,550
Computer Sciences Corporation *	516,300	24,183,492
Gevity HR, Inc.	809,700	4,356,186

		55,017,228

Diversified Commercial & Professional Services - 3.0%
GeoEye, Inc. *	133,090	2,357,024
Navigant Consulting, Inc. *	1,020,000	19,951,200

		22,308,224

Drug Retail - 1.5%
Longs Drug Stores Corporation	258,400	10,881,224

Electric Utilities - 6.5%
Allete, Inc. (3)	323,800	13,599,600
Empire District Electric Company	185,000	3,429,900
Great Plains Energy, Inc.	756,400	19,121,792
Northeast Utilities	309,300	7,896,429
Westar Energy, Inc.	200,000	4,302,000

		48,349,721

Electrical Components & Equipment - 1.5%
Power-One, Inc. * (2)	5,314,700	10,044,783
UQM Technologies, Inc. *	517,722	1,138,988

		11,183,771

Electronic Manufacturing Services - 2.0%
Maxwell Technologies, Inc. * (2)	1,325,300	14,074,686
Merix Corporation *	389,500	895,850

		14,970,536

Exchange Traded Funds - 2.0%
iShares Russell 2000 Value Index Fund	115,000	7,360,000
iShares S&P MidCap 400	101,000	7,476,020

		14,836,020

Forest Products - 0.9%
Louisiana-Pacific Corporation	820,300	6,964,347

Gas Utilities - 2.2%
Atmos Energy Corporation	335,000	9,235,950
Southern Union Company	274,000	7,403,480

		16,639,430

Health Care Equipment - 0.4%
Aspect Medical Systems, Inc. *	443,900	2,792,131

Health Care Facilities - 1.4%
Community Health Systems, Inc. *	309,900	10,220,502

Health Care Services - 2.0%
Pediatrix Medical Group, Inc. *	213,100	10,490,913
RehabCare Group, Inc. *	258,900	4,150,167

		14,641,080

Highways & Railtracks - 0.5%
Quixote Corporation (2)	479,100	3,942,993

Home Furnishings - 1.9%
Leggett & Platt, Inc.	827,400	13,875,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Household Appliances - 0.3%
Whirlpool Corporation	41,000	$2,530,930

Human Resource & Employment Services - 0.9%
Administaff, Inc.	232,000	6,470,480

Industrial Machinery - 1.2%
Briggs & Stratton Corporation	568,700	7,211,116
Thermoenergy Corporation * (1)	1,745,000	2,163,800

		9,374,916

Mortgage REIT’s - 0.0%
Bimini Capital Management, Inc. * (1)(2)	1,474,400	368,600

Multi — Line Insurance - 1.6%
American Financial Group, Inc. (3)	443,750	11,870,313

Multi-Utilities - 3.5%
NorthWestern Corporation	359,700	9,143,574
SCANA Corporation	400,000	14,800,000
TECO Energy, Inc. (3)	115,700	2,486,393

		26,429,967

Oil & Gas Drilling - 2.7%
Helmerich & Payne, Inc. (3)	282,700	20,360,054

Oil & Gas Equipment & Services - 1.2%
Global Industries, Ltd. *	490,200	8,789,286

Oil & Gas Exploration & Production - 2.5%
Edge Petroleum Corporation *	89,700	483,483
Gulfport Energy Corporation *	395,900	6,520,473
Newfield Exploration Company * (3)	179,900	11,738,475

		18,742,431

Oil & Gas Refining & Marketing - 0.2%
Nova Biosource Fuels, Inc. *	2,071,100	1,387,637

Packaged Foods & Meats - 6.9%
Hormel Foods Corporation (3)	545,300	18,872,833
JM Smucker Company	345,000	14,020,800
Smithfield Foods, Inc. *	740,900	14,729,092
TreeHouse Foods, Inc. *	169,700	4,116,922

		51,739,647

Paper Packaging - 3.6%
Bemis Company, Inc.	620,000	13,900,400
Sonoco Products Company	417,500	12,921,625

		26,822,025

Paper Products - 0.7%
Schweitzer-Mauduit International, Inc.	333,200	5,614,420

Property & Casualty Insurance - 6.0%
Alleghany Corporation *	30,785	10,222,159
Assured Guaranty, Ltd.	342,800	6,166,972
Employers Holdings, Inc.	271,100	5,611,770
Hanover Insurance Group, Inc.	212,000	9,010,000
MBIA, Inc.	1,127,200	4,948,408
United America Indemnity, Ltd. *	154,500	2,065,665
W.R. Berkley Corporation	282,500	6,825,200

		44,850,174

Publishing - 0.3%
Valassis Communications, Inc. *	193,450	2,421,994

Railroads - 0.2%
Kansas City Southern *	42,300	1,860,777

Regional Banks - 6.9%
Commerce Bancshares, Inc.	357,000	14,158,620
Hancock Holding Company	241,800	9,500,322
Old National Bancorp	215,850	3,078,021
Whitney Holding Corporation	457,600	8,374,080
Wilmington Trust Corporation	625,500	16,538,220

		51,649,263

Restaurants - 0.5%
Red Robin Gourmet Burgers, Inc. *	137,100	3,803,154

Semiconductor Equipment - 1.0%
Ultratech, Inc. *	476,200	7,390,624

Semiconductors - 3.7%
IXYS Corporation * (2)	2,334,700	27,876,318

Specialized Consumer Services - 0.5%
Regis Corporation	154,000	4,057,900

Thrifts & Mortgage Finance - 2.6%
Clayton Holdings, Inc. * (2)	1,490,200	8,896,494
MGIC Investment Corporation	1,686,100	10,302,071

		19,198,565

Trucking - 1.0%
Old Dominion Freight Line, Inc. *	131,500	3,947,630
Saia, Inc. *	331,700	3,622,164

		7,569,794

TOTAL COMMON STOCK (Cost $858,578,203)		$734,549,751

WARRANTS - 0.1%
Warrants - 0.1%
Lime Energy Company $1.00, 3/19/2009	4,217	8,846
Nova Biosource Fuels, Inc. $2.40, 7/5/2011	677,450	208,132
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
WARRANTS (continued)
Warrants (continued)
ThermoEnergy Corporation
$0.75, 7/14/2008 (1)	1,745,000	$192,811

		409,789

TOTAL WARRANTS (Cost $1,561,837)		$409,789

	Principal
	Amount	Value
CONVERTIBLE BOND - 1.2%
Electric Utilities - 0.4%
Power-One, Inc.
8.00%, 2013 (4)(5)	$4,000,000	3,290,120

Petroleum - 0.8%
USEC, Inc.
3.00%, 2014	7,600,000	5,681,000

TOTAL CONVERTIBLE BOND (Cost $11,600,000)		$8,971,120

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.3%
Federal Home Loan Bank
1.92% - 2008	2,000,000	1,999,893

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$1,999,893
(Cost $1,999,893)

COMMERCIAL PAPER - 1.7%
Brokerage - 0.5%
JP Morgan Chase & Company
1.90%, 7/2/2008	4,000,000	3,999,789

Food & Beverage - 0.7%
Nestle Capital Corporation
2.09%, 7/7/2008 (5)	4,300,000	4,298,502
2.16%, 7/8/2008 (5)	1,000,000	999,580

		5,298,082

Non U.S. Banking - 0.5%
Danske Corporation
2.45%, 7/1/2008 (5)	2,600,000	2,600,000
2.60%, 7/7/2008 (5)	1,200,000	1,199,480

		3,799,480

TOTAL COMMERCIAL PAPER (Cost $13,097,351)		$13,097,351

Total Investments (Security Equity Fund — Mid Cap Value Series)		$759,027,904
(Cost $886,837,284) - 101.5%
Liabilities in Excess of Other Assets — (1.5)%		(11,181,267)

TOTAL NET ASSETS - 100.0%		$747,846,637

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $886,837,284.

*	- Non-income producing security

1	- Security is deemed illiquid. The total market value of illiquid securities is $5,407,315 (cost $29,611,497), or 0.7% of total net assets.

2	- Investment in an affiliated issuer. See Note 4 in notes to financial statements.

3	- Security is segregated as collateral for open written option contracts.

4	- Security was acquired through a private placement.

5	- Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $12,387,682 (cost $13,097,562), or 1.7% of total net assets.
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Select 25 Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 97.8%
Advertising - 2.0%
Omnicom Group, Inc.	20,685	$928,343

Aerospace & Defense - 3.9%
Honeywell International, Inc.	35,590	1,789,465

Asset Management & Custody Banks - 2.9%
Bank of New York Mellon Corporation	35,405	1,339,371

Biotechnology - 8.8%
Celgene Corporation *	33,290	2,126,233
Gilead Sciences, Inc. *	37,335	1,976,888

		4,103,121

Communications Equipment - 6.7%
Cisco Systems, Inc. *	57,800	1,344,428
Corning, Inc.	77,500	1,786,375

		3,130,803

Computer Hardware - 7.2%
Apple, Inc. *	11,390	1,907,141
Hewlett-Packard Company	32,080	1,418,257

		3,325,398

Construction & Farm Machinery & Heavy Trucks - 3.8%
Deere & Company	24,775	1,787,021

Diversified Banks - 2.6%
Wells Fargo & Company	50,845	1,207,569

Drug Retail - 4.2%
CVS Caremark Corporation	49,320	1,951,592

Electrical Components & Equipment - 3.7%
Emerson Electric Company	34,735	1,717,646

Fertilizers & Agricultural Chemicals - 5.6%
Monsanto Company	8,720	1,102,557
Mosaic Company	10,235	1,481,004

		2,583,561

Footwear - 2.8%
Nike, Inc. (Cl.B)	22,040	1,313,804

Industrial Conglomerates - 3.0%
Textron, Inc.	28,565	1,369,121

Industrial Gases - 3.1%
Air Products & Chemicals, Inc.	14,460	1,429,516

Internet Software & Services - 3.4%
Google, Inc. *	3,010	1,584,524

Life Sciences Tools & Services - 4.1%
Thermo Fisher Scientific, Inc. *	33,935	1,891,198

Movies & Entertainment - 3.0%
Walt Disney Company	45,320	1,413,984

Oil & Gas Drilling - 6.8%
Nabors Industries, Ltd. *	31,320	1,541,883
Transocean, Inc.	10,540	1,606,191

		3,148,074

Railroads - 4.2%
Burlington Northern Santa Fe Corporation	19,360	1,933,870

Restaurants - 3.0%
McDonald’s Corporation	25,060	1,408,873

Semiconductor Equipment - 3.0%
MEMC Electronic Materials, Inc. *	22,980	1,414,189

Semiconductors - 2.8%
Microchip Technology, Inc.	43,005	1,313,373

Soft Drinks - 3.0%
PepsiCo, Inc.	22,240	1,414,242

Systems Software - 4.2%
Oracle Corporation *	93,445	1,962,345

TOTAL COMMON STOCK (Cost $45,016,506)		$45,461,003

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 2.3%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/1/08; repurchase amount $1,075,064 (Collateralized by U.S. Treasury Note, 3.25%, 1/15/09 with a value of $1,096,556)	$1,075,000	$1,075,000

TOTAL REPURCHASE AGREEMENT (Cost $1,075,000)		$1,075,000

Total Investments (Security Equity Fund - Select 25 Series)		$46,536,003
(Cost $46,091,506) - 100.1%
Liabilities in Excess of Other Assets - (0.1)%		(57,695)

TOTAL NET ASSETS - 100.0%		$46,478,308

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $46,186,031.

* - Non-income producing security
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Small Cap Growth Series
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCK - 90.1%
Aerospace & Defense - 3.5%
BE Aerospace, Inc. *	8,950	$208,445
Heico Corporation	7,490	243,725
Hexcel Corporation *	16,230	313,239

		765,409

Alternative Carriers - 1.9%
Premiere Global Services, Inc. *	28,390	413,926

Apparel Retail - 2.3%
Aeropostale, Inc. *	7,820	245,001
Jos A. Bank Clothiers, Inc. *	9,896	264,718

		509,719

Apparel, Accessories & Luxury Goods - 1.5%
FGX International Holdings, Ltd. *	29,950	240,798
True Religion Apparel, Inc. *	3,330	88,744

		329,542

Application Software - 3.2%
Advent Software, Inc. *	8,450	304,876
Nuance Communications, Inc. *	10,190	159,677
PROS Holdings, Inc. *	21,440	240,771

		705,324

Biotechnology - 3.1%
OSI Pharmaceuticals, Inc. *	6,390	264,035
Savient Pharmaceuticals, Inc. *	8,010	202,653
United Therapeutics Corporation *	2,220	217,005

		683,693

Casinos & Gaming - 1.9%
Scientific Games Corporation *	14,040	415,865

Commercial Printing - 1.7%
Innerworkings, Inc. *	30,620	366,215

Communications Equipment - 2.3%
Comtech Telecommunications Corporation *	4,560	223,440
DG FastChannel, Inc. *	16,270	280,658

		504,098

Computer Storage & Peripherals - 0.7%
Data Domain, Inc. *	6,600	153,978

Consumer Finance - 1.0%
Cardtronics, Inc. *	26,060	231,152

Data Processing & Outsourced Services - 4.0%
Cybersource Corporation *	11,120	186,038
TeleTech Holdings, Inc. *	17,240	344,110
TNS, Inc. *	14,430	345,743

		875,891

Education Services - 1.2%
DeVry, Inc.	5,070	271,853

Electrical Components & Equipment - 1.8%
EnerSys *	5,195	177,825
GrafTech International, Ltd. *	7,890	211,689

		389,514

Environmental & Facilities Services - 1.6%
Rollins, Inc.	16,255	240,899
Team, Inc. *	3,590	123,209

		364,108

Fertilizers & Agricultural Chemicals - 1.2%
Terra Industries, Inc.	5,570	274,880

Health Care Equipment - 8.3%
LeMaitre Vascular, Inc. *	70,050	204,546
Natus Medical, Inc. *	17,646	369,507
NuVasive, Inc. *	6,580	293,863
Spectranetics Corporation *	47,597	469,306
Vnus Medical Technologies, Inc. *	14,650	293,147
Zoll Medical Corporation *	6,140	206,734

		1,837,103

Health Care Facilities - 2.9%
NovaMed, Inc. *	40,560	152,911
Psychiatric Solutions, Inc. *	12,850	486,244

		639,155

Health Care Services - 2.2%
Amedisys, Inc. *	4,470	225,377
IPC The Hospitalist Company, Inc. *	14,157	266,435

		491,812

Health Care Supplies - 1.0%
RTI Biologics, Inc. *	26,130	228,637

Health Care Technology - 1.8%
Trizetto Group *	19,120	408,786

Industrial Machinery - 2.2%
Dynamic Materials Corporation	4,010	132,129
Flow International Corporation *	31,870	248,586
Valmont Industries, Inc.	920	95,947

		476,662

Insurance Brokers - 1.1%
eHealth, Inc. *	14,240	251,478

Internet Software & Services - 9.3%
Digital River, Inc. *	6,450	248,841
Equinix, Inc. *	2,585	230,634
Internet Brands, Inc. *	50,018	331,619
j2 Global Communications, Inc. *	13,620	313,260
NaviSite, Inc. *	68,360	259,768
NIC, Inc.	20,580	140,561
TheStreet.com, Inc.	3,730	24,282
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Small Cap Growth Series
June 30, 2008 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Internet Software & Services (continued)
Valueclick, Inc. *	14,570	$220,736
Website Pros, Inc. *	33,430	278,472

		2,048,173

Investment Banking & Brokerage - 2.1%
FCStone Group, Inc. *	5,310	148,308
Investment Technology Group, Inc. *	9,620	321,885

		470,193

Leisure Facilities - 0.6%
Life Time Fitness, Inc. *	4,570	135,044

Leisure Products - 1.1%
Leapfrog Enterprises, Inc. *	29,020	241,446

Life Sciences Tools & Services - 0.7%
Luminex Corporation *	7,590	155,975

Marine - 1.1%
Genco Shipping & Trading, Ltd.	3,720	242,544

Marine Ports & Services - 1.3%
Aegean Marine Petroleum Network, Inc.	6,815	277,302

Oil & Gas Drilling - 1.2%
Atwood Oceanics, Inc. *	2,150	267,331

Oil & Gas Equipment & Services - 7.0%
Core Laboratories N.V. *	1,780	253,383
Dril-Quip, Inc. *	5,420	341,460
Oil States International, Inc. *	5,930	376,199
Superior Energy Services, Inc. *	6,120	337,457
Tesco Corporation *	7,380	235,791

		1,544,290

Oil & Gas Exploration & Production - 2.6%
Arena Resources, Inc. *	7,220	381,361
Carrizo Oil & Gas, Inc. *	2,780	189,290

		570,651

Personal Products - 1.3%
Bare Escentuals, Inc. *	15,210	284,883

Pharmaceuticals - 1.8%
Sciele Pharma, Inc.	20,920	404,802

Property & Casualty Insurance - 1.8%
Amtrust Financial Services, Inc.	30,940	389,844

Publishing - 0.6%
Dolan Media Company *	7,570	137,774

Semiconductors - 1.8%
Anadigics, Inc. *	18,850	185,672
Microsemi Corporation *	8,720	219,570

		405,242

Specialty Chemicals - 0.7%
Rockwood Holdings, Inc. *	4,250	147,900

Trucking - 1.4%
Old Dominion Freight Line, Inc. *	10,430	313,109

Wireless Telecommunication Services - 1.3%
Syniverse Holdings, Inc. *	18,430	298,566

TOTAL COMMON STOCK (Cost $18,672,216)		$19,923,869

	Principal
	Amount	Value
REPURCHASE AGREEMENT - 9.5%
UMB Financial Corp, 1.89%, dated 6/30/08, matures 7/1/08; repurchase amount $2,108,126 (Collateralized by U.S. Treasury Note, 4.875%, 5/31/09 with a value of $2,150,260)	$2,108,000	$2,108,000

TOTAL REPURCHASE AGREEMENT (Cost $2,108,000)		$2,108,000

Total Investments (Security Equity Fund — Small Cap Growth Series)		$22,031,869
(Cost $20,780,216) - 99.6%
Other Assets in Excess of Liabilities - 0.4%		90,411

TOTAL NET ASSETS - 100.0%		$22,122,280

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 6/30/2008 was $21,019,542.

* - Non-income producing security
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at June 30, 2008 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Security Equity Fund:
Alpha Opportunity Series	$61,068	$(749,433)	$(688,365)
Equity Series	26,762,150	(36,238,275)	(9,476,125)
Global Series	6,397,540	(12,832,060)	(6,434,520)
Mid Cap Value Series	68,211,468	(196,020,848)	(127,809,380)
Select 25 Series	2,972,645	(2,622,673)	349,972
Small Cap Growth Series	2,771,957	(1,759,630)	1,012,327
2. Open Futures Contracts
     Open futures contracts for Alpha Opportunity Series as of June 30, 2008 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)

Alpha Opportunity Series
S&P 500 Index Future	Long	70	09-19-2008	23,580,899	$22,419,250	$(1,161,649)
3. Options Written
The following options written were outstanding for Mid Cap Value Series at June 30, 2008:
Mid Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Allete, Inc.	7/18/2008	$45.00	651	$13,020
Consol Energy, Inc.	7/18/2008	80.00	500	1,610,000
Helmerich & Payne, Inc.	9/19/2008	55.00	715	1,287,000
Newfield Exploration Company	9/19/2008	65.00	600	366,000
TECO Energy, Inc.	8/15/2008	20.00	1,157	208,260

Total call options outstanding (premiums received, $1,287,250)			3,623	$3,484,280

Mid Cap Value Series Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Brown Shoe Company	7/18/2008	$15.00	1,173	$164,220

Total call options outstanding (premiums received, $150,483)			1,173	$164,220

NOTES TO FINANCIAL STATEMENTS (continued)
4. Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of June 30, 2008 amounted to $65,644,874 which represents 8.8% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended June 30, 2008 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2007	Additions	Reductions	6/30/2008	Gain/(Loss)	Income

Bimini Capital Management, Inc. (Shares)	1,474,400	—	—	1,474,400	—	—
Bimini Capital Management, Inc. (Cost)	$16,310,457	$—	$—	$16,310,457	$—	$—

Clayton Holdings, Inc. (Shares)	569,100	921,100	—	1,490,200	—	—
Clayton Holdings, Inc. (Cost)	$5,267,192	$4,809,921	$—	$10,077,113	$—	$—

Hydrogen Corporation (Shares)	840,300	419,700	—	1,260,000	—	—
Hydrogen Corporation (Cost)	$4,054,365	$1,170,962	$—	$5,225,327	$—	$—

IXYS Corporation (Shares)	1,335,400	999,300	—	2,334,700	—	—
IXYS Corporation (Cost)	$11,770,248	$7,879,373	$—	$19,649,621	$—	$—

Maxwell Technologies, Inc. (Shares)	789,400	535,900	—	1,325,300	—	—
Maxwell Technologies, Inc. (Cost)	$10,502,509	$4,104,994	$—	$14,607,503	$—	$—

Power-One, Inc. Corporation (Shares)	2,648,800	2,665,900	—	5,314,700	—	—
Power-One, Inc. Corporation (Cost)	$16,493,326	$9,601,571	$—	$26,094,897	$—	$—

Quixote Corporation (Shares)	479,100	—	—	479,100	—	—
Quixote Corporation (Cost)	$9,318,028	$—	$—	$9,318,028	$—	$—

*	As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.
5. Security Valuation
     Security Valuation – Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date: August 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Goldman
Richard M. Goldman, President

Date: August 28, 2008

By:	/s/ Brenda M. Harwood
Brenda M. Harwood, Treasurer

Date: August 28, 2008